PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net [Abstract]
Reduction to the cost and accumulated depreciation of fully depreciated equipment no longer in use	$ 5,652	$ 5,923